Related Parties - Schedule of Amount Owed to Related Parties (Details) (FaceBank Group, Inc Pre-Merger) - FaceBank Group, Inc Pre-Merger [Member] - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Amounts owed to and due from related parties	$ 305	$ 665
Alexander Bafer, Former Executive Chairman [Member]
Amounts owed to and due from related parties	20	20
John Textor, Former Chief Executive Officer and Affiliated Companies [Member]
Amounts owed to and due from related parties	292	592
Other [Member]
Amounts owed to and due from related parties	$ (7)	$ 53